SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche California Tax-Free Income Fund

Deutsche CROCI ® International Fund

Deutsche CROCI ® Sector Opportunities Fund

Deutsche CROCI ® U.S. Fund

Deutsche Emerging Markets Frontier Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche European Equity Fund

Deutsche Floating Rate Fund

Deutsche Global Growth Fund

Deutsche Health and Wellness Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax Free Fund

Deutsche Money Market Prime Series

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche New York Tax-Free Income Fund

Deutsche Real Assets Fund

Deutsche Select Alternative Allocation Fund

Deutsche Strategic High-Yield Tax Free Fund

The following change is effective on August 7, 2017:

The following disclosure replaces existing disclosure under the “POLICIES ABOUT TRANSACTIONS” heading of the “INVESTING IN THE FUND” section in each fund’s prospectus, as applicable.

Class C to Class A or Class S in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares or Class S shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares or Class S shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares or Class S shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares or Class S shares of the same fund.

Class C to Class A, Class S or Institutional Class in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares, Class S shares or Institutional Class shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares, Class S shares or Institutional Class shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or

July 7, 2017

PROSTKR-876

servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.

Please Retain This Supplement for Future Reference

July 7, 2017

PROSTKR-876

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